SHORT-TERM INVESTMENTS - Schedule of short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Investments
Short-term investments	¥ 197,058	$ 28,571	¥ 828,867
RMB
Schedule Of Investments
Short-term investments	¥ 197,058		¥ 828,867